Fair Value Measurements - Summary of Classifications of the Company's Derivative Assets and Liabilities (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 107,293	$ 5,038
Netting	(4,475)	(3,890)
Total assets, Carrying Value	102,818	1,148
Derivative Liabilities	(5,461)	(14,540)
Netting	4,475	3,890
Total liabilities, Carrying Value	(986)	(10,650)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Derivative Liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	107,293	5,038
Derivative Liabilities	(5,461)	(14,540)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Derivative Liabilities	0	0
Current commodity derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	85,728	2,856
Netting	(3,548)	(2,704)
Total assets, Carrying Value	82,180	152
Derivative Liabilities	(4,393)	(11,983)
Netting	3,548	2,704
Total liabilities, Carrying Value	(845)	(9,279)
Current commodity derivatives | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Derivative Liabilities	0	0
Current commodity derivatives | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	85,728	2,856
Derivative Liabilities	(4,393)	(11,983)
Current commodity derivatives | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Derivative Liabilities	0	0
Noncurrent commodity derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	21,565	2,182
Netting	(927)	(1,186)
Total assets, Carrying Value	20,638	996
Derivative Liabilities	(1,068)	(2,557)
Netting	927	1,186
Total liabilities, Carrying Value	(141)	(1,371)
Noncurrent commodity derivatives | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Derivative Liabilities	0	0
Noncurrent commodity derivatives | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	21,565	2,182
Derivative Liabilities	(1,068)	(2,557)
Noncurrent commodity derivatives | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Derivative Liabilities	$ 0	$ 0